Regulatory Assets and Liabilities - Other Electric Utilities (Narrative) (Details) $ in Millions, $ in Millions			1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 15, 2023 USD ($)	Apr. 01, 2022 USD ($)	Jan. 31, 2022	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Public Utilities, General Disclosures [Line Items]
Income tax expense (recovery)						$ (185)		$ 6
Regulatory Liabilities						2,273		2,055
Other Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Income tax expense (recovery)						$ 0		$ (1)
Barbados Light and Power Company Limited
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						10.00%	10.00%	10.00%
Barbados Light and Power Company Limited | Other Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Cost sharing ratio						50.00%	50.00%
Barbados Light and Power Company Limited | Other Electric Utilities | Operating | Dispatch License
Public Utilities, General Disclosures [Line Items]
Recovery Period						5 years	5 years
Barbados Light and Power Company Limited | Range, Minimum | Operating | Transmission, Distribution & Supply License and a Generation License
Public Utilities, General Disclosures [Line Items]
Recovery Period						25 years	25 years
Barbados Light and Power Company Limited | Range, Maximum | Operating | Transmission, Distribution & Supply License and a Generation License
Public Utilities, General Disclosures [Line Items]
Recovery Period						30 years	30 years
Barbados Light and Power Company Limited | Fair Trading Commission | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						12.50%	12.50%
Allowed equity capital structure						65.00%	65.00%
Barbados Light and Power Company Limited | Fair Trading Commission | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount				$ 23.0
Barbados Light and Power Company Limited | Fair Trading Commission | Other Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Interim Rate Increase (Decrease), Amount							$ 3.0
Barbados Light and Power Company Limited | Fair Trading Commission | Other Electric Utilities | Operating | Forecast
Public Utilities, General Disclosures [Line Items]
Public Utilities, Interim Rate Increase (Decrease), Amount					$ 1.0
GBPC | Fair Trading Commission | Other Electric Utilities | Operating | Subsequent Event [Member]
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity	11.75%
Allowed equity capital structure	55.00%
Regulatory Liabilities	$ 70.0
GBPC | GBPA | Other Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount		$ 3.5
Approved regulated return on equity						8.23%	8.23%	8.37%
GBPC | GBPA | Other Electric Utilities | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			12.84%